Stock-Based Compensation - Assumptions (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility, minimum		75.63%	46.50%
Expected volatility, maximum		78.47%	47.20%
Expected volatility	79.67%
Expected dividend yield	0.00%	0.00%	0.00%
Risk-free interest rate, minimum		3.64%	1.50%
Risk-free interest rate, maximum		4.87%	3.90%
Risk-free interest rate	4.08%
Expected term	6 years 3 months 18 days	6 years 3 months 18 days
Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term			6 years 2 months 12 days
Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term			6 years 3 months 18 days